Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	AMETEK, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12981
Entity Tax Identification Number	14-1682544
Entity Address, Address Line One	1100 Cassatt Road
Entity Address, Postal Zip Code	19312
Entity Address, State or Province	PA
Entity Address, City or Town	Berwyn,
City Area Code	610
Local Phone Number	647-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value (voting)
Trading Symbol	AME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001037868
Amendment Flag	false